other income	6 Months Ended
Jun. 30, 2024
other income
other income

7other income

	Three months		Six months
Periods ended June 30 (millions)	2024	2023	2024	2023
Government assistance	$4	$9	$4	$10
Other sublet revenue (Note 19)	2	2	3	3
Investment income (loss), gain (loss) on disposal of assets and other	23	(4)	47	(7)
Interest income (Note 21(a))	1	2	3	4
Changes in provisions related to business combinations (Note 25)	44	3	83	41
	$74	$12	$140	$51